Related party balances and transactions (Details Narrative) - HKD ($)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Carrying net book value		$ 1,349,000
Gain disposal of the property		12,531,000
Dividend declared		10,000,000
Mr.Li [Member]
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction		$ 13,880,000
Lease initial term	2 years
Monthly rental	$ 50,000